Equity - Text Details (Detail) € in Millions				1 Months Ended						3 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2024 EUR (€) shares € / shares	May 07, 2024 € / shares	Dec. 31, 2023 EUR (€) shares	Aug. 31, 2024 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	May 31, 2024 EUR (€) € / shares shares	May 31, 2023 EUR (€) € / shares shares	May 31, 2022 EUR (€) € / shares shares	Jan. 31, 2022 shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares	Jan. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) € / shares shares	Aug. 05, 2024 EUR (€) € / shares shares	Jun. 14, 2023 EUR (€) shares € / shares	Oct. 26, 2022 shares	Jun. 13, 2022 EUR (€) € / shares shares	Sep. 30, 2021 EUR (€) € / shares shares	Jul. 26, 2021 EUR (€)	Jan. 29, 2020 EUR (€) € / shares shares
Share Repurchase Program [Line Items]
Cash outflow for share purchase transactions related to employee option and share plans and reduction of share capital													€ (451)
Provision used, other provisions													1,336	€ 1,266
Payments related to tax withholding for share-based compensation	€ 29		€ 11							€ 29			29	11
Purchase of treasury shares													€ 60	€ 0	€ 24
Cancellation of treasury shares (in shares) | shares					4,400,000
Cancellation of treasury shares					€ 167
Increase in number of ordinary shares issued (in shares) | shares						30,860,582	39,334,938	14,174,568
Dividends paid, ordinary shares per share (in euros per share) | € / shares		€ 0.85				€ 0.85	€ 0.85	€ 0.85					€ 0.85	€ 0.85	€ 0.85
Dividends paid, ordinary shares						€ 768	€ 749	€ 741
Dividends proposed or declared (in EUR per share) | € / shares													€ 0.85
Percentage of shareholders electing share dividend								45.00%
Settlement of cash dividend								€ 411
Shareholder equity subject to limitations	3,254		2,435							3,254			€ 3,254	€ 2,435
Shareholder equity subject to limitations ordinary shares	188		183							188			188	183
Legal reserves required by Dutch law	1,052		990							1,052			1,052	990
Group equity	12,043		12,061							12,043	€ 14,475		12,043	12,061	€ 13,283
Reserve of cash flow hedges	1		6							1			1	6
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	€ (90)		€ (390)							(90)			€ (90)	(390)
Bottom of range
Share Repurchase Program [Line Items]
Dividend payout ratio													40.00%
Top of range
Share Repurchase Program [Line Items]
Dividend payout ratio													50.00%
Long-term incentive and employee stock purchases plans 2023
Share Repurchase Program [Line Items]
Share repurchase program, authorised, number of shares (in shares) | shares																	7,100,000
Average price of hedging instrument (in EUR per share) | € / shares																	19.43
Purchase of treasury shares										€ 57
Number of treasury shares acquired (in shares) | shares										3,100,000
Long-term incentive and employee stock purchases plans 2022
Share Repurchase Program [Line Items]
Share repurchase program, authorised, number of shares (in shares) | shares																			3,200,000
Purchase of treasury shares										€ 63
Long-term incentive and employee stock purchases plans 2020
Share Repurchase Program [Line Items]
Share repurchase program, authorised, number of shares (in shares) | shares																		1,750,000				6,000,000
Purchase of treasury shares														35
Number of treasury shares acquired (in shares) | shares	5,000,000		4,300,000
Share-based compensation transactions
Share Repurchase Program [Line Items]
Purchase of treasury shares													€ 203	€ 125	€ 68
Number of treasury shares acquired (in shares) | shares													9,281,227	3,000,000	2,142,445
Capital reduction program
Share Repurchase Program [Line Items]
Nominal amount of hedging instrument (in shares) | shares	4,400,000									4,400,000			4,400,000
Purchase of treasury shares													€ 167	€ 483	€ 108
Number of treasury shares acquired (in shares) | shares	19,600,000		15,100,000						800,000		21,000,000		4,437,164	12,964,445	2,938,248
Share repurchase program, authorized, amount																					€ 1,500
Cancellation of treasury shares (in shares) | shares													4,437,164	15,134,054	8,758,455
Cancellation of treasury shares													€ 167	€ 566	€ 299
Long-term Incentive And Employee Stock Purchases Plans 2024
Share Repurchase Program [Line Items]
Share repurchase program, authorised, number of shares (in shares) | shares																125,000,000
Purchase of treasury shares				€ 60
Number of treasury shares acquired (in shares) | shares				2,200,000
Forward contracts
Share Repurchase Program [Line Items]
Notional amount	€ 167									€ 167			167			€ 65
Forward contracts | Long-term incentive and employee stock purchases plans 2023
Share Repurchase Program [Line Items]
Notional amount																	€ 138
Nominal amount of hedging instrument (in shares) | shares																	7,100,000
Forward contracts | Long-term incentive and employee stock purchases plans 2022
Share Repurchase Program [Line Items]
Notional amount																			€ 63
Nominal amount of hedging instrument (in shares) | shares																			3,200,000
Average price of hedging instrument (in EUR per share) | € / shares																			19.75
Forward contracts | Long-term incentive and employee stock purchases plans 2020
Share Repurchase Program [Line Items]
Notional amount																						€ 174
Nominal amount of hedging instrument (in shares) | shares																						5,000,000
Average price of hedging instrument (in EUR per share) | € / shares																						34.85
Forward contracts | Share-based compensation transactions
Share Repurchase Program [Line Items]
Notional amount	€ 142		€ 224							€ 142			€ 142	€ 224
Nominal amount of hedging instrument (in shares) | shares	6,500,000		11,100,000							6,500,000			6,500,000	11,100,000
Forward contracts | Capital reduction program
Share Repurchase Program [Line Items]
Notional amount																				€ 731
Nominal amount of hedging instrument (in shares) | shares																				20,000,000
Average price of hedging instrument (in EUR per share) | € / shares																				37.36
Forward contracts | Long-term Incentive And Employee Stock Purchases Plans 2024
Share Repurchase Program [Line Items]
Nominal amount of hedging instrument (in shares) | shares																2,500,000
Average price of hedging instrument (in EUR per share) | € / shares																26.40
Non-income taxes / social security
Share Repurchase Program [Line Items]
Provision used, other provisions													€ 41
Ordinary shares
Share Repurchase Program [Line Items]
Number of shares authorised (in shares) | shares	2,000,000,000		2,000,000,000							2,000,000,000			2,000,000,000	2,000,000,000	2,000,000,000
Number of shares issued and fully paid (in shares) | shares	939,939,384		913,515,966							939,939,384			939,939,384	913,515,966	889,315,082
Par value per share (in EUR per share) | € / shares	€ 0.20									€ 0.20			€ 0.20
Preference shares
Share Repurchase Program [Line Items]
Number of shares authorised (in shares) | shares	2,000,000,000		2,000,000,000							2,000,000,000			2,000,000,000	2,000,000,000	2,000,000,000
Retained earnings
Share Repurchase Program [Line Items]
Purchase of treasury shares													€ 0	€ 0	€ 0
Cancellation of treasury shares													(166)	(563)	(298)
Group equity	€ 3,650		€ 5,402							€ 3,650	€ 9,344		3,650	5,402	6,832
Retained earnings | Long-term incentive and employee stock purchases plans 2020
Share Repurchase Program [Line Items]
Purchase of treasury shares													23
Retained earnings | Capital reduction program
Share Repurchase Program [Line Items]
Purchase of treasury shares												€ 781	167	483
Currency translation differences
Share Repurchase Program [Line Items]
Group equity	€ 2,014		€ 1,263							€ 2,014	€ 1,117		€ 2,014	€ 1,263	€ 1,866